Cover	Sep. 07, 2023
Cover [Abstract]
Entity Registrant Name	ENERTECK CORPORATION
Entity Central Index Key	0001128353
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 07, 2023
Entity File Number	000-31981
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-0929885
Entity Address Address Line 1	10701 Corporate Drive
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Stafford
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77477
City Area Code	281
Local Phone Number	240-1787
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false